PROFITS INTEREST UNITS - Number of PIUs and Weighted - Average Grant Date Fair Value - (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of PIUs
Balance at beginning	21,734,170	20,890,124
Granted	7,843,107	3,692,699
Forfeited	(2,152,315)	(2,848,653)
Balance at ending	27,424,962	21,734,170
Weighted-Average Grant Date Fair Value
Balance at beginning		$ 0.41
Granted	$ 0.60	0.38
Forfeited	0.35	$ 0.41
Balance at ending	$ 0.43